Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2022
Income tax and social contribution
Schedule of income tax and social security contribution recognized in earnings
	2022	2021	2020
Deferred taxes on temporary differences and tax losses	91,249	23,313	8,480
Current tax expenses	(1,462)	(2,490)	(441)
Tax (income) expense	89,787	20,823	8,039

Schedule of reconciliation between the nominal income tax and social contribution rate and effective rate
	2022	2021	2020
Loss before income tax and social contribution	(332,812)	(65,469)	(29,470)
Basic rate	34%	34%	34%
Income tax and social contribution	113,156	22,259	10,020
Tax incentives	5,000	-	-
Tax loss carryforward not recorded from subsidiaries (a)	(6,794)	(6,185)	(1,900)
IPO Bonus	(1,345)	(15,967)	-
Earn-out adjustment	-	20,730	-
Others	(6,803)	(14)	(81)
Goodwill impairment	(13,427)	-	-
Tax benefit (expense)	89,787	20,823	8,039
Effective rate	26.98%	31.81%	27.28%

Schedule of breakdown and changes in deferred tax assets and deferred tax liabilities
	December 31, 2022	December 31, 2021	December 31, 2020
Deferred tax assets
Provision for labor, tax and civil risk	12,583	10,428	10,885
Allowance for doubtful accounts	2,160	2,181	1,610
Tax losses and negative basis of social contribution tax	13,039	11,728	5,277
Provision for compensation or renegotiation from acquisitions	52,837	13,615	6,277
Goodwill impairment	33,059	-	-
Other temporary differences	3,975	4,026	1,041
Total deferred tax assets	117,653	41,978	25,090
Deferred Tax liabilities
Goodwill	(26,785)	(26,785)	(25,879)
Customer portfolio and platform	901	(14,673)	(22,005)
Total deferred tax liabilities	(25,884)	(41,458)	(47,884)
Net deferred tax	91,769	520	(22,794)
Deferred taxes – assets	91,769	2,276	390
Deferred taxes – liabilities	-	(1,756)	(23,184)

Schedule of movement of net deferred income tax

Balance at December 31, 2021	520
Additions	91,321
Reversal	(72)
Balance at December 31, 2022	91,769

Schedule of movement of deferred income tax and social contribution
	2022	Deferred taxes 2021 variation (a)	2021	Deferred taxes 2020 variation (a)	2020
Provision for labor, tax and civil risk	12,583	2,155	10,428	(457)	10,885
Allowance for doubtful accounts	2,160	(21)	2,181	571	1,610
Tax losses and negative basis of social contribution tax	13,039	1,311	11,728	6,451	5,277
Goodwill	(26,785)	-	(26,785)	(906)	(25,879)
Deferred tax from customer portfolio and digital platform	901	15,574	(14,673)	7,332	(22,005)
Provision for compensation or renegotiation from acquisitions	52,837	39,222	13,615	7,338	6,277
Impairment of goodwill	33,059	33,059	-	-	-
Other temporary differences	3,975	(51)	4,026	2,985	1,041
Total	91,769	86,249	520	23,314	(22,794)

Schedule of reconciliation of deferred expenses (revenues)
	2022	2021	2020
Total Deferred taxes variation	86,249	23,314	(6,025)
Foreign exchange variation on deferred tax balances of foreign subsidiaries	-	-	(330)
Deferred tax from Sirena tax loss carryforwards	-	-	(1,393)
Deferred tax from Sirena’s customer portfolio and digital platform	-	-	16,228
Deferred tax profit or loss	86,249	23,314	8,480